Deferred Policy Acquisition Costs (Amounts of Policy Acquisition Costs Deferred and Amortized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	$ 3,517,796	$ 3,619,274
Deferred Policy Acquisition Costs Assumed [Member]
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	3,573,054	3,677,804
Deferred Policy Acquisition Costs Retroceded [Member]
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	$ (55,258)	$ (58,530)